Organization and Basis of Presentation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011
Basis Of Presentation And Organization [Line Items]
Number of subsidiaries	2
Cash balance at the end of the period	$ 169,678	$ 86,685
Accumulated losses	$ (10,686,133)	$ (8,069,326)
Oryon Technologies LLC
Basis Of Presentation And Organization [Line Items]
Ownership percentage	51.00%
Remaining Ownership Percentage
Basis Of Presentation And Organization [Line Items]
Ownership percentage	49.00%